Changes in liabilities arising from financing activities - Summary of changes in liabilties arising from financing activities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes in liabilities arising from financing activities [line items]
Opening balance	€ 136,622	€ 133,475
Effect of change in accounting policy		1,301
Additions	67,472	94,222
Redemptions /Disposals	(102,270)	(95,700)
Non cash changes (Amortisation)	92	161
Other changes	(6)	490
Changes in FV	1,277	1,220
Foreign exchange movement	(3,980)	1,454
Closing balance	99,208	136,622
Debt securities in issue [member]
Changes in liabilities arising from financing activities [line items]
Opening balance	118,528	119,751
Additions	65,308	90,793
Redemptions /Disposals	(99,212)	(94,497)
Non cash changes (Amortisation)	68	135
Other changes	(105)	21
Changes in FV	880	1,018
Foreign exchange movement	(3,403)	1,306
Closing balance	82,065	118,528
Subordinated loans [member]
Changes in liabilities arising from financing activities [line items]
Opening balance	16,588	13,724
Additions	2,165	3,429
Redemptions /Disposals	(2,786)	(933)
Non cash changes (Amortisation)	5	1
Other changes	(20)	26
Changes in FV	397	201
Foreign exchange movement	(545)	140
Closing balance	15,805	16,588
Lease liabilities [member]
Changes in liabilities arising from financing activities [line items]
Opening balance	1,507
Effect of change in accounting policy		1,301
Additions	0	0
Redemptions /Disposals	(273)	(271)
Non cash changes (Amortisation)	18	25
Other changes	118	443
Changes in FV	0	0
Foreign exchange movement	(31)	8
Closing balance	€ 1,339	€ 1,507